Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Investments in associates and joint ventures (Tables) [Abstract]
Jointly controlled and Significant Influence - Participation

a) Breakdown

				Participation %
Jointly Controlled by Banco Santander	Activity	Country	2019	2018	2017
Banco RCI Brasil S.A.	Bank	Brazil	39.89%	39.89%	39.89%
Norchem Participações e Consultoria S.A. (1)	Other Activities	Brazil	50.00%	50.00%	50.00%
Cibrasec - Companhia Brasileira de Securitização(1)(4)	Securitization	Brazil	0.00%	9.72%	9.72%
Estruturadora Brasileira de Projetos S.A. - EBP (1)(4)(6)	Other Activities	Brazil	11.11%	11.11%	11.11%
Gestora de Inteligência de Crédito (2)	Credit Bureau	Brazil	20.00%	20.00%	20.00%
Campo Grande Empreendimentos (10)	Other Activities	Brazil	25.32%	25.32%	25.32%
Banco Hyundai Capital Brasil S.A. (11)	Bank	Brazil	50.00%	50.00%	0.00%
Santander Auto S.A. (12)	Other Activities	Brazil	50.00%	50.00%	0.00%
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações S.A.)
Webmotors S.A. (7)	Other Activities	Brazil	70.00%	70.00%	70.00%
Tecnologia Bancária S.A. - TECBAN (1)	Other Activities	Brazil	18.98%	19.81%	19.81%
Hyundai Corretora de Seguros	Insurance Broker	Brazil	50.00%	50.00%	50.00%
PSA Corretora de Seguros e Serviços Ltda. (8)(9)	Insurance Broker	Brazil	50.00%	50.00%	50.00%

Significant Influence of Banco Santander
Norchem Holding e Negócios S.A. (1)	Other Activities	Brazil	21.75%	21.75%	21.75%

Jointly controlled and Significant Influence - Investments

	Investments
	2019	2018	2017
Jointly Controlled by Banco Santander	595,230	613,366	495,264
Banco RCI Brasil S.A.	509,890	458,292	427,801
Norchem Participações e Consultoria S.A.	21,078	26,105	25,550
Cibrasec - Companhia Brasileira de Securitização	-	7,298	7,438
Estruturadora Brasileira de Projetos S.A. - EBP	3,889	3,690	4,707
Gestora de Inteligência de Crédito	47,744	59,098	29,513
Campo Grande Empreendimentos	255	255	255
Banco Hyundai Capital Brasil S.A. (anteriormente denomina da BHJV Assessoria e Consultoria Empresarial Ltda.)	-	51,073	-
Santander Auto S.A.	12,374	7,555	-

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	454,280	419,016	350,440
Webmotors S.A.	296,216	273,721	197,930
Tecnologia Bancária S.A. - TECBAN	156,589	144,090	151,019
Hyundai Corretora de Seguros	934	-	-
PSA Corretora de Seguros e Serviços Ltda.	541	1,205	1,491

Significant Influence of Banco Santander	21,252	20,933	20,860
Norchem Holding e Negócios S.A.	21,252	20,933	20,860
Total	1,070,762	1,053,315	866,564

Jointly controlled and Significant Influence - Results of Investments
		Results of Investments
	2019	2018	2017
Jointly Controlled by Banco Santander	92,976	41,212	39,904
Banco RCI Brasil S.A.	105,250	46,244	44,384
Norchem Participações e Consultoria S.A.	975	1,120	1,333
Cibrasec - Companhia Brasileira de Securitização	75	193	389
Estruturadora Brasileira de Projetos S.A. - EBP	199	(1,017)	(1,560)
Gestora de Inteligência de Crédito	(11,354)	(6,466)	(4,642)
Banco Hyundai Capital Brasil S.A. (anteriormente denomina da BHJV Assessoria e Consultoria Empresarial Ltda.)	-	1,083	-
Santander Auto S.A.	(2,169)	55	-

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	55,936	24,161	30,430
Webmotors S.A.	42,848	30,626	21,290
Tecnologia Bancária S.A. - TECBAN	12,498	(6,929)	8,307
Hyundai Corretora de Seguros	(66)	-	-
PSA Corretora de Seguros e Serviços Ltda.	656	464	833

Significant Influence of Banco Santander	576	585	1,217
Norchem Holding e Negócios S.A.	576	585	1,217
Total	149,488	65,958	71,551

Jointly controlled and Significant Influence - Total
			2019
	Total assets	Total liabilities	Total Income (11)
Jointly Controlled by Banco Santander	14,121,618	12,502,780	206,482
Banco RCI Brasil S.A.	13,452,716	12,174,504	263,851
Norchem Participações e Consultoria S.A.	69,865	27,709	1,949
Estruturadora Brasileira de Projetos S.A. - EBP	35,314	311	1,790
Gestora de Inteligência de Crédito	527,362	288,643	(56,769)
Santander Auto S.A.	36,361	11,613	(4,339)

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	2,873,140	1,628,364	125,439
Webmotors S.A.	484,454	60,734	61,212
Tecnologia Bancária S.A. - TECBAN	2,382,907	1,564,801	63,046
Hyundai Corretora de Seguros Ltda.	1,909	41	(132)
PSA Corretora de Seguros e Serviços Ltda.	3,870	2,788	1,313

Significant Influence of Banco Santander	126,937	29,226	2,650
Norchem Holding e Negócios S.A.	126,937	29,226	2,650
Total	17,121,695	14,160,370	334,571

			2018
	Total assets	Total liabilities	Total Income (11)
Jointly Controlled by Banco Santander	10,500,055	8,755,688	80,954
Banco RCI Brasil S.A.	9,849,508	8,679,715	115,928
Norchem Participações e Consultoria S.A.	79,633	27,423	2,240
Cibrasec - Companhia Brasileira de Securitização	80,300	3,893	1,989
Estruturadora Brasileira de Projetos S.A. - EBP	33,389	176	(9,151)
Gestora de Inteligência de Crédito	338,382	42,894	(32,328)
Banco Hyundai Capital Brasil S.A. (anteriormente denomina da BHJV Assessoria e Consultoria Empresarial Ltda.)	103,703	1,557	2,166
Santander Auto S.A.	15,140	30	110

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	2,463,262	1,573,082	9,703
Webmotors S.A.	221,313	60,905	43,751
Tecnologia Bancária S.A. - TECBAN	2,238,156	1,510,794	(34,976)
PSA Corretora de Seguros e Serviços Ltda.	3,793	1,383	928

Significant Influence of Banco Santander	123,959	27,714	2,690
Norchem Holding e Negócios S.A.	123,959	27,714	2,690
Total	13,087,276	10,356,484	93,347

			2017
	Total assets	Total liabilities	Total Income (11)
Jointly Controlled by Banco Santander	9,432,738	8,043,604	43,866
Banco RCI Brasil S.A.	9,057,261	7,985,647	74,452
Norchem Participações e Consultoria S.A.	78,674	27,574	2,665
Cibrasec - Companhia Brasileira de Securitização	86,378	9,884	4,000
Estruturadora Brasileira de Projetos S.A. - EBP	42,627	264	(14,040)
Gestora de Inteligência de Crédito	167,798	20,235	(23,211)

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	1,967,989	1,077,782	74,861
Webmotors S.A.	490,458	50,413	31,264
Tecnologia Bancária S.A. - TECBAN	1,472,774	1,025,593	41,932
PSA Corretora de Seguros e Serviços Ltda.	4,757	1,776	1,665

Significant Influence of Banco Santander	122,176	26,267	5,597
Norchem Holding e Negócios S.A.	122,176	26,267	5,597
Total	11,522,903	9,147,653	124,324

b) Changes

Jointly controlled and Significant Influence - Changes in the balance

The changes in the balance of this item in the years ended December 31, 2019, 2018 and 2017 were:

	2019	2018	2017
Jointly Controlled by Banco Santander
Balance at beginning of year	1,032,382	845,704	969,097
Additions / disposals (net) due to change in the scope of consolidation	(51,073)	-	-
Additions /disposals (5)	746	119,557	34,154
Capital reduction	-	36,051	-
Share of results of entities accounted for using the equity method	148,912	65,373	70,334
Dividends proposed/received	(69,904)	(35,351)	(200,620)
Others	(11,553)	1,048	(27,261)
Balance at end of year	1,049,510	1,032,382	845,704

Significant Influence of Banco Santander
Balance at beginning of year	20,933	20,860	20,980
Share of results of entities accounted for using the equity method	576	585	1,217
Dividends proposed/received	(257)	(512)	(1,337)
Balance at end of year	21,252	20,933	20,860

(1) Companies with a delay of one month for the equity calculation. To register the equity income it was used on 12/31/2019 the position of 11/30/2019.

(2) Company incorporated in April 2017 and is in the pre-operational phase. Pursuant to the shareholders' agreement, control is shared between shareholders who hold 20% of their capital share each. At the Extraordinary General Meeting held on July 6, 2017, the capital increase of Gestora de Crédito was approved in the total amount of R$65,822, so that the capital share increased from R$1 to R$65,823, through the issue of 6,582,200 (six million, five hundred and eighty-two thousand and two hundred) new shares, of which 3,291,100 (three million, two hundred and ninety-one thousand and one hundred), 1,316,440 (one million, three hundred and sixteen thousand, four hundred and forty) preferred shares Class A  and 1,316,440 (one million, three hundred and sixteen thousand, four hundred and forty) preferred shares Class B and 658,220 (six hundred and fifty eight thousand, two hundred and twenty) class C preferred shares, with no par value, at the issue price of R$10.00, corresponding to the equity value of the shares. The shares issued in the capital increase were fully subscribed on the same date by the shareholders in the proportion of 20% of their capital share each.

(3)  In 2017 refers to the incorporation of Gestora de Inteligência de Crédito - partnership between Banco Santander and other banks from brazilian market (according to note 3).

(4) Although the participations was less than 20%, the Bank exercises jointly-control over the entity together with other major stockholders' through a stockholders' agreement where no business decision can be taken by a single stockholder.

(5) At the EGM held in October 5, 2017, it was approved the share capital increase of the Gestora de Crédito in the amount of R$285,205, that way its share capital increased from R$65,823 to R$351,028, through the issuance of 29,013,700 new shares, being 14,506,850 as ordinary shares, 5,802,740 preferred shares Class A, 5,802,740 preferred shares Class B, and 2,901,370 preferred shares Class C, without par value, at the issuance price of R$ 9,83 per share. It was also approved by unanimous decision the payment timetable of the new shares issuance made by the Management of Gestora de Crédito. That way, the share capital increase was fully subscribed at the same day by the shareholders in the proportion of 20% of each interest which were partially paid.

(6) According to its Bylaws, EBP was formed in order to carry out projects to contribute for the brazilian economic and social development for the period of 10 years. After the conclusion of the timetable set EPB closes its activities this year of 2018. The dissolution of its rights and liquidation were aproved in the EGM held on january 29, 2018.

(7) Although participation exceeds 50%, in accordance with the shareholders' agreement, the control is shared by  Santander Corretora de Seguros (Current corporate name of Santander Participações S.A.),  and Carsales.com.  Investments PTY LTD (Carsales), shareholder based in Australia.

(8) Pursuant to the shareholders' agreement, the control is shared by Santander Corretora de Seguros (current corporate name of Santander Participações SA) and PSA Services LTD.

(9) In December 2017, according to the contractual change, the PSA Corretora de Seguros shareholders decided to increase its share capital in R$401, that way the share capital increased from R$ 500 to R$901, through the issuance of 400,532 new shares, which each new share has the value of R$1. The new shares issued were subscribed and paid at the same date, in local currency, according to the proportion of each shareholder equivalent to 50% to the company´s share capital, that is, 200.266 shares.
(10) Participation resulting from the credit recovery from the Banco Comercial and Investimentos Sudameris S.A. incorporated in 2009 by Banco ABN AMRO Real S.A., which in the same year was incorporated into the Banco Santander (Brasil) S.A., one of the Company partner. The partners are conducting the procedures for extinction of the company, whose depends on the sale of a property. Once it has been sold, the liquidation of the company and each partner will receive its share of the equity.

Principal jointly controlled entities

Webmotors S.A.: A company incorporated in the form of a privately held company with headquarters in São Paulo and has as its object development, implementation and / or availability of electronic catalogs, space, product, services or means for the sale of products and / or services related to the automobile industry, on the Internet through the "website" www.webmotors.com.br (owned by Webmotors) or other means related to electronic commerce activities and other uses or applications of the Internet, as well as participation in the capital of other companies and the management of related businesses and ventures. It is a member of the Santander Economic-Financial Conglomerate (Conglomerado Santander) and Carsales.com Investments PTY LTD (Carsales), with its operations conducted in the context of a set of institutions that act in an integrated manner. According to the Shareholders' Agreement, the main decisions that impact this company are taken jointly between Banco Santander and other controllers.

		2019		2018		2017
	Banco RCI Brasil	Webmotors	Banco RCI Brasil	Webmotors	Banco RCI Brasil	Webmotors
Current assets	12,052,008	241,919	9,849,508	221,313	9,057,261	490,458
Current liabilities	10,781,921	61,290	8,679,715	60,905	7,985,647	50,413
Cash and cash equivalents	489,400	1,667	37,115	1,034	47,782	1,989
Depreciation and amortization	(1,666)	(9,234)	(977)	(7,423)	(1,600)	16,353
Revenue	661,215	165,049	1,316,687	167,881	1,315,695	127,064
Interest income	1,401,154	5,079	1,290,703	4,134	1,294,119	7,178
Interest expense	(547,546)	-	(575,944)	-	(626,654)	-
Tax Income / (expense)	(83,455)	(26,863)	(147,266)	(16,013)	(122,544)	(12,568)
Current financial liabilities (excluding trade and other payables and provisions)	4,178,761	53,807	3,130,908	49,709	3,897,010	33,320
Non-current financial liabilities (excluding trade and other payables and provisions)	6,470,081	1,006	4,813,909	5,458	4,058,986	3,247